OMB Number: 3235-0646
United States
Securities and Exchange Commission
Washington D.C. 20549

FORM SH
FORM SH COVER PAGE
Report for the Period Ended: 10,27,2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new entries.

Institutional Investment Manager Filing this Report:
Name: CTC LLC
Address: 141 W. Jackson Blvd., Suite 800
Chicago, IL 60604

Form 13F File Number: 28-_______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Matthew Abraham
Title: Chief Compliance Officer
Phone: 312-863-8018

Signature, Place, and Date of Signing

_______________________________ ____________________ ____________
Signature                         City, State         Date

Report Type (Check only one):
[ ] FORM SH ENTRIES REPORT. (Check here if all entries of this reporting manager are reported in this report.)
[ ] FORM SH NOTICE. (Check here if no entries reported are in this report, and all entries are reported by otherreporting manager(s).)
[ ] FORM SH COMBINATION REPORT. (Check here if a portion of the entries for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)
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FORM SH SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form SH Information Table Entry Total:66

List of Other Included Managers:
NONE

Name Of Issuer          CUSIP        ShortPos(SOD) QtySoldShort   ShortPos(EOD)
DIAMONDS TR               252787106      10951092             0         6880692
FIDELITY COMWLTH TR       315912808      16547400             0        16547400
JUNIPER NETWORKS INC      48203R104      14071671        117000        14188671
POWERSHARES QQQ TRUST     73935A104      95137686       3340800        98478486
SPDR TR                   78462F103      18172710             0        18172710
UNITED STATES OIL FUND    91232N108       5533389        468000         6001389

DIAMONDS TR               252787106       6880692         12000         6892692
FIDELITY COMWLTH TR       315912808      16547400             0        16547400
JUNIPER NETWORKS INC      48203R104      14188671         40500         8112186
POWERSHARES QQQ TRUST     73935A104      98478486             0        96961086
SPDR TR                   78462F103      18172710        954000        18172710
UNITED STATES OIL FUND    91232N108       6001389             0         6000489

DIAMONDS TR               252787106       6892692             0         4672692
FIDELITY COMWLTH TR       315912808      16547400             0        16547400
JUNIPER NETWORKS INC      48203R104       8112186             0         8073486
POWERSHARES QQQ TRUST     73935A104      96961086             0        91013886
SPDR TR                   78462F103      18172710             0        18172710
UNITED STATES OIL FUND    91232N108       6000489             0         5977989

DIAMONDS TR               252787106       4672692             0         4137600
FIDELITY COMWLTH TR       315912808      16547400             0        16547400
JUNIPER NETWORKS INC      48203R104       8073486             0         8055486
POWERSHARES QQQ TRUST     73935A104      91013886             0        89955486
SPDR TR                   78462F103      18172710         18000        18172710
UNITED STATES OIL FUND    91232N108       5977989             0         5977989

DIAMONDS TR               252787106       4137600             0         4137600
FIDELITY COMWLTH TR       315912808      16547400             0        16547400
JUNIPER NETWORKS INC      48203R104       8055486             0         7903386
POWERSHARES QQQ TRUST     73935A104      89955486             0        86468886
SPDR TR                   78462F103      18172710        687600        18172710
UNITED STATES OIL FUND    91232N108       5977989             0         5977989

DIAMONDS TR               252787106       4137600             0         4137600
FIDELITY COMWLTH TR       315912808      16547400             0        16547400
JUNIPER NETWORKS INC      48203R104       7903386             0         7903386
POWERSHARES QQQ TRUST     73935A104      86468886             0        86468886
SPDR TR                   78462F103      18172710             0        18172710
UNITED STATES OIL FUND    91232N108       5977989             0         5977989

DIAMONDS TR               252787106       4137600             0         4137600
FIDELITY COMWLTH TR       315912808      16547400             0        16547400
JUNIPER NETWORKS INC      48203R104       7903386             0         7903386
POWERSHARES QQQ TRUST     73935A104      86468886             0        86468886
SPDR TR                   78462F103      18172710             0        18172710
UNITED STATES OIL FUND    91232N108       5977989             0         5977989